Series D Preferred Stock (Details)	12 Months Ended
Jun. 30, 2017 $ / shares shares
Notes to Financial Statements
Date Articles of Incorporation Amended	Mar. 21, 2016
Series Conversion Rate | $ / shares	$ 100
Shares Oustanding | shares	0